Obligations under capital leases (Schedule of Obligations under Capital Leases) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
RMB Denominated Obligations
Fixed interest rate of 6.49% per annum as of December 31, 2014		¥ 302	¥ 8,562
Total	$ 47	¥ 302	¥ 8,562